Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
14	Income taxes
The reconciliation of income tax expense (benefit) computed at the Canadian federal statutory rate to income tax expense (benefit) is as follows:

	(Restated- Note 3) 2020 $	(Restated- Note 3) 2019 $
Income attributable to common shareholders before income taxes	(36,178,975)	(15,727,308)

Expense (recovery) of income taxes at the Canadian tax rate of 26.5% (2019– 26.5%)	(9,587,428)	(4,167,737)
Increase (decrease) in income taxes resulting from
Stock-based compensation	396,528	942,013
State franchise tax, net of federal benefit	395,220	(45,860)
US tax rate differential	882,767	375,883
Return to provision adjustment	(204,701)	1,130,204
Other	(236,378)	(483,792)
Valuation allowance	8,915,547	(548,270)

Income tax expense (benefit)	561,555	(2,797,559)

U.S. Federal current tax expense (benefit)	-	-
U.S. State current tax expense (benefit)	(138,281)	(1,378,079)
U.S. Federal deferred tax expense (benefit)	699,836	(823,416)
U.S. State deferred tax expense (benefit)	-	(596,064)

Total income tax expense (benefit)	561,555	(2,797,559)
The Company’s effective tax rate for the year ended December 31, 2020 was (1.55)% (restated) (2019 – 17.79% (restated)). The tax rate is affected by recurring items, such as tax rates in the United States and the relative amounts of income earned in this jurisdiction, which management expects to be fairly consistent in the near term. It is also affected by discrete items that may occur in any given year but are not consistent from year to year. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The Company’s deferred tax assets and liabilities are made up of the following components:

	(Restated- Note 3)	(Restated- Note 3)
	2020 $	2019 $

Deferred tax assets
Lease liabilities	31,615,510	33,474,270
Net operating losses	16,559,000	7,249,097
163(j) carryforward	2,024,652	1,268,076
Debt issuance costs	2,419,687	4,412,375
Capital acquisition costs	2,011,450	779,367
Other	16,001,597	13,763,638

Total deferred tax assets	70,631,896	60,946,823
Less: Valuation allowance	(16,851,707)	(7,928,553)

Net deferred tax assets	53,780,189	53,018,270

Deferred tax liabilities
Right-of-use assets	(30,349,474)	(32,855,049)
Fixed assets	(11,196,500)	(9,763,083)
Goodwill	(10,660,618)	(8,430,589)
Other	(3,266,608)	(2,962,724)

Total deferred tax liabilities	(55,473,200)	(54,011,445)

Net deferred tax liabilities	(1,693,011)	(993,175)

Management regularly assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets in Canada and the US. Based on management’s assessment of the future profitability of the Company’s operations, as at December 31, 2020, a valuation allowance of $16,851,707 (restated) (2019 – $7,928,553 (restated)) has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized.
The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry-forward period are reduced or increased. The Company has made a significant investment in its US operations and asserts that earnings from such operations will be indefinitely reinvested in the US. Therefore, determination of unrecognized deferred tax liability on outside basis differences is not practicable at this time.
The Company has operating loss carry-forwards of $68,145,713 (restated) (2019 – $29,553,246 (restated)), of which $19,742,894 (restated) begin to expire in 2036. Of these loss-carryforwards, $48,402,819 (restated) do not expire but are subject to utilization restrictions. The Company also has a Section 163(j) interest expense carryforward of $8,415,013 (restated) (2019 – $5,259,543 (restated)) which does not expire but is subject to utilization restrictions. Tax years 2017-2019 and 2016-2019 remain subject to examination by the tax authorities in the US and Canada, respectively.